John Hancock
Municipal Opportunities Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.4%				$1,086,826,221
(Cost $1,065,777,032)
Alabama 1.6%				17,618,086
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,064,825
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	501,785
Black Belt Energy Gas District Series D-2 (Overnight SOFR + 1.400%) (A)	4.958	07-01-52	1,325,000	1,337,273
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A	5.000	11-15-37	645,000	696,528
Southeast Alabama Gas Supply District Project No. 1, Series A	5.000	08-01-54	5,000,000	5,325,293
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,545,000	4,547,530
Southeast Alabama Gas Supply District Project No. 2, Series B (B)	5.000	06-01-49	2,000,000	2,127,177
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (A)	5.348	05-01-53	2,000,000	2,017,675
Alaska 0.5%				6,061,674
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,143,417
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	250,000	263,061
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-34	2,165,000	2,227,085
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-35	400,000	409,483
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,018,628
Arizona 1.3%				13,764,171
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (D)	4.430	07-01-33	850,000	838,460
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (D)	5.000	07-01-43	750,000	723,819
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,043,933
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	416,910
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,551,521
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,117,971
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,823,032
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (D)	4.000	07-01-31	250,000	241,503
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (D)	5.500	09-01-32	1,080,000	1,078,545
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (D)	5.750	09-01-45	1,000,000	990,250
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	522,430
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	604,362
Maricopa County Industrial Development Authority Legacy Cares Project (D)	2.100	07-01-26	825,000	787,198
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	1,024,237
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Arkansas 0.4%				$4,953,319
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (D)	6.875	07-01-48	500,000	546,272
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (D)	7.375	07-01-48	2,500,000	2,745,868
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,147,996
Little Rock School District Construction, GO	3.000	02-01-28	520,000	513,183
California 7.2%				78,421,962
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,148,749
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	4,000,000	4,293,234
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,581,356
California Community Choice Financing Authority Series D	5.500	05-01-54	3,500,000	3,722,290
California Community College Financing Authority Napa Valley College Project, Series A (D)	4.250	07-01-32	750,000	731,466
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	500,000	506,883
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,000,790
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,015,000	4,239,893
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	195,798
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	148,388
California Health Facilities Financing Authority Stanford Health Care, Series A	5.000	08-15-33	2,500,000	3,055,997
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	4.140	08-01-72	1,500,000	1,477,394
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	107,084
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	125,550
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-29	100,000	111,171
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	1,005,189
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,582,852
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	2,956,495
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-36	750,000	807,857
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	11-21-45	500,000	510,269
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,004,186
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,002,376
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	510,850
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	510,617
California School Finance Authority John Adams Academies, Series A (D)	4.500	07-01-32	810,000	799,445
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State Public Works Board Series B	5.000	10-01-39	1,000,000	$1,006,489
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,855,194
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,399,455
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	1,855,448
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	3,275,000	3,800,929
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	1,000,000	1,134,668
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	425,000	298,923
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,048,960
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,224,076
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,587,001
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,213,677
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,170,638
Newark Unified School District Series B, GO (C)	4.000	08-01-42	385,000	397,280
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	613,268
San Bernardino Community College District Election of 2002, Series D, GO (E)	3.172	08-01-33	1,900,000	1,409,738
San Diego Unified School District Series I, GO (E)	4.555	07-01-39	1,250,000	625,059
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,500,000	7,620,416
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,015,000	2,222,783
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,058,218
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,590,972
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,523,963
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,000,000	1,150,189
Sebastopol Union School District Series B, GO (B)	5.000	08-01-48	695,000	773,475
State of California, GO	3.500	12-01-27	720,000	722,852
State of California, GO	3.650	12-01-28	350,000	358,007
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,595,000	2,624,105
Colorado 5.2%				56,560,686
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	11,240,364
City & County of Denver Company Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,065,634
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,983,679
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,012,009
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-26	350,000	$363,664
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-28	1,000,000	1,071,442
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-29	800,000	867,588
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	508,040
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,495,888
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,042,931
Colorado Health Facilities Authority Parkview Medical Center Obligated Group	3.125	09-01-42	30,000	24,200
Colorado State Education Loan Program Series B	4.000	06-28-24	20,000,000	20,046,021
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,654,270
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,013,361
Fiddler’s Business Improvement District Greenwood Village, GO (D)	5.000	12-01-32	250,000	257,989
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	138,192
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	151,043
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	75,415
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	49,226
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	16,630
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-29	210,000	221,007
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-31	240,000	251,439
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	130,338
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	125,000	124,993
Park Creek Metropolitan District Series A (C)	5.000	12-01-31	300,000	337,762
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	470,000	535,476
Park Creek Metropolitan District Series A (C)	5.000	12-01-33	425,000	483,854
Park Creek Metropolitan District Series A (C)	5.000	12-01-34	300,000	340,831
Park Creek Metropolitan District Series A (C)	5.000	12-01-35	300,000	339,024
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,470,066
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,465,000	2,614,189
Rendezvous Residential Metropolitan District, GO (C)	2.000	12-01-29	325,000	294,840
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	475,000	432,968
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	450,000	397,901
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	435,000	438,288
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (E)	8.084	12-01-37	3,166,667	1,070,124
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Connecticut 1.5%				$16,353,772
City of West Haven, GO (C)	5.000	02-15-34	240,000	273,146
City of West Haven, GO (C)	5.000	02-15-35	150,000	169,438
City of West Haven, GO (C)	5.000	02-15-36	105,000	117,718
City of West Haven, GO (C)	5.000	02-15-37	100,000	110,989
City of West Haven, GO (C)	5.000	02-15-38	125,000	137,482
City of West Haven, GO (C)	5.000	02-15-39	100,000	109,230
City of West Haven, GO (C)	5.000	02-15-40	175,000	189,858
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	575,000	622,935
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	450,000	483,833
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,478,785
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,956,637
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	357,035
Harbor Point Infrastructure Improvement District Harbor Point Project (D)	5.000	04-01-39	3,500,000	3,529,609
State of Connecticut Series C, GO	4.000	06-01-39	185,000	190,528
State of Connecticut Series D, GO	5.000	09-15-30	650,000	744,669
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,435,000	1,470,002
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,083,872
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,078,990
Town of Hamden Whitney Center Project	5.000	01-01-50	750,000	630,543
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,618,473
Delaware 0.5%				5,047,203
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	770,000	815,267
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,761,721
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	470,215
District of Columbia 0.6%				6,174,106
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,140,072
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,688,998
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	37,508
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	327,523
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	1,980,005
Florida 7.8%				85,648,067
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	250,000	218,199
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	750,000	753,343
Cabot Citrus Farms Community Development District (B)	5.250	03-01-29	400,000	400,000
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	$969,582
City of Fort Lauderdale Series A	5.000	07-01-53	635,000	685,071
City of Jacksonville Series A	5.000	10-01-32	150,000	176,734
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	485,000	507,032
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,585,328
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,811,495
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,325,040
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,424,726
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,238,667
County of Miami-Dade Seaport Department Series A-1, AMT (C)	4.000	10-01-45	900,000	859,668
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,018,162
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	132,341
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	154,691
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-27	70,000	73,140
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	190,656
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	347,794
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,093,126
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	569,800
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	283,424
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,319,593
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,000,000	1,828,393
Florida Development Finance Corp. Imagine School at Broward Project, Series A (D)	5.000	12-15-34	330,000	337,562
Florida Development Finance Corp. IPS Florida LLC (D)	5.250	06-15-29	700,000	713,444
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	340,650
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	705,000	723,221
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,087,357
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,031,300
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,481,743
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (D)	5.250	08-01-29	1,000,000	986,094
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (D)	6.125	07-01-32	1,000,000	1,016,961
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	$842,801
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	426,373
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	471,572
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	484,514
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	513,479
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	547,880
Florida Higher Educational Facilities Financial Authority Jacksonville University (D)	4.500	06-01-33	4,035,000	3,957,026
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	1,035,453
Florida State Board of Governors University of Florida Research Revenue Series B	4.125	07-01-53	1,215,000	1,213,563
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	1,500,000	1,539,088
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,913,505
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,671,800
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,376,468
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	5,075,000	5,077,028
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,000,000	1,014,510
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	500,000	504,802
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	262,552
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,870,000	3,869,988
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,099,872
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,250,000	1,369,289
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,389,496
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,035,000	3,136,812
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	1,950,000	1,997,375
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	350,000	376,141
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	296,441
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,386,153
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,500,000	1,363,802
Polk County Industrial Development Authority Mineral Development LLC, AMT (D)	5.875	01-01-33	1,665,000	1,604,013
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	506,446
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,295,449
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	415,000	$420,039
Georgia 4.0%				43,316,388
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	740,000	836,779
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	149,435
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	14,838
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,837,079
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,905,003
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	2,000,000	2,121,378
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	801,590
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,950,847
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,000,000	998,684
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	250,508
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	960,854
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (D)	5.000	04-01-37	1,500,000	1,448,275
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,081,580
Georgia Ports Authority	4.000	07-01-52	610,000	596,786
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	4,500,000	4,716,030
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	4,000,000	4,114,984
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,840,000	1,977,282
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	750,000	769,040
Main Street Natural Gas, Inc. Series A	5.000	05-01-54	1,500,000	1,604,236
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,917,007
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	798,099
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,103,515
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,197,053
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	855,000	825,096
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	315,000	340,410
Hawaii 0.1%				1,024,735
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,024,735
Illinois 10.6%				115,834,404
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,433,075
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	$3,668,501
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,242,532
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,084,960
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,937,573
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,062,818
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,540,972
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,581,941
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,745,253
City of Chicago 2nd Lien Project	3.150	11-01-24	475,000	472,794
City of Chicago Series A (C)	5.250	01-01-48	200,000	219,214
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,287,488
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,062,966
City of Chicago Series C	5.000	01-01-39	2,500,000	2,513,333
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,145,797
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,139,166
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	1,130,445
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,120,087
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	815,000	903,032
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	818,690
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	885,000	1,003,951
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	895,000	1,026,221
County of Cook Series B	5.000	11-15-29	225,000	251,183
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	665,000	650,285
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	350,000	338,217
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,015,000	951,312
Illinois Finance Authority DePaul College Prep Foundation, Series A (D)	4.500	08-01-33	1,155,000	1,182,313
Illinois Finance Authority Dominican University	5.000	03-01-27	460,000	467,038
Illinois Finance Authority Dominican University	5.000	03-01-29	460,000	471,547
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	638,920
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (D)	7.250	09-01-52	1,000,000	1,056,744
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (D)	7.375	09-01-42	1,250,000	$1,354,726
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	682,620
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,120,950
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,551,151
Illinois State Toll Highway Authority Series B	5.000	01-01-37	12,550,000	12,564,655
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series A	4.000	12-15-42	2,000,000	1,973,488
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series B	5.000	12-15-27	3,345,000	3,430,743
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,057,086
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	1,054,168
Northern Illinois University Series B (C)	5.000	04-01-28	360,000	380,888
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	753,734
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,962,960
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	965,357
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,096,418
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,446,307
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,388,766
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,269,277
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,495,964
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,569,457
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,704,327
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,324,822
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,446,840
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,627,874
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,889,943
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,125,804
State of Illinois Series A, GO	5.000	05-01-40	350,000	363,680
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,774,018
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,228,890
State of Illinois Series C	5.000	06-15-41	3,000,000	3,351,416
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,781,057
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,069,176
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (D)	5.000	01-01-55	625,000	$572,753
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (D)	4.820	01-01-41	5,790,000	5,407,170
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,899,551
Indiana 1.5%				16,405,518
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,879,600
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	1,713,943
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,365,441
Indiana Finance Authority CWA Authority Project. Series 2024-A (B)	5.000	10-01-40	500,000	551,441
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,004,310
Indiana Finance Authority Polyflow Industry Project, AMT (D)	7.000	03-01-39	1,210,000	915,806
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	500,973
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	503,161
Indiana Municipal Power Agency Series A	5.000	01-01-42	950,000	1,004,665
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	870,965
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	405,000	439,104
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,201,181
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	355,000	393,595
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	661,045
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	205,000	227,601
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	1,185,000	1,172,687
Iowa 0.3%				3,162,633
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	548,281
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	572,074
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,042,278
Kansas 0.6%				6,599,111
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	470,000	452,259
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,543,006
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,397,704
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,275,000	1,206,142
Kentucky 0.7%				7,861,501
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,204,387
Eastern Kentucky University Series A	5.000	04-01-27	480,000	506,382
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Kentucky (continued)
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	445,000	$405,485
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	634,926
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	600,601
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,309,641
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,200,079
Louisiana 2.1%				23,532,171
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	15,000	15,227
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (D)	6.375	06-15-53	3,500,000	3,518,415
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	676,972
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	5,277,359
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,285,000	5,100,537
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (D)	6.375	06-01-52	250,000	245,313
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,557,591
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,036,974
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	275,000	296,053
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,592,232
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	728,582
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	245,000	247,135
St. James Parish NuStar Logistics LP Project (D)	5.850	08-01-41	1,000,000	1,018,106
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,221,675
Maine 0.1%				984,291
City of Lewiston, GO	5.000	03-15-32	860,000	984,291
Maryland 1.2%				12,960,917
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,015,939
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,050,531
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	553,361
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	558,129
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	528,449
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,260,632
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	$1,011,857
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	903,352
State of Maryland Department of Transportation Series A	3.000	10-01-33	5,225,000	5,078,667
Massachusetts 3.6%				39,118,840
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,333,869
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A 1	4.000	07-01-36	2,700,000	2,867,045
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,540,000	3,540,794
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	640,000	635,321
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,087,133
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	200,000	204,533
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,099,359
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,063,106
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,526,678
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	764,097
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,000,000	1,000,594
Massachusetts Development Finance Agency Newbridge Charles, Inc. (D)	5.000	10-01-37	2,000,000	2,031,954
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-47	560,000	555,382
Massachusetts Development Finance Agency Series T	5.000	03-01-34	5,000,000	6,009,571
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	750,000	785,611
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,162,493
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	79,707
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-42	305,000	318,140
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	4,780,000	4,993,236
Massachusetts Educational Financing Authority Series A, GO	5.950	07-01-44	1,135,000	1,136,304
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-29	200,000	220,726
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-30	200,000	223,832
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-31	200,000	226,825
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	70,000	80,302
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,053,718
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,029,644
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	1,000,000	$1,088,866
Michigan 2.0%				22,418,522
City of Detroit, GO	5.000	04-01-24	300,000	300,104
City of Detroit, GO	5.000	04-01-26	660,000	673,046
City of Detroit, GO	5.000	04-01-30	800,000	851,151
City of Detroit, GO	5.500	04-01-32	295,000	321,513
City of Detroit, GO	5.500	04-01-33	470,000	512,016
City of Detroit, GO	5.500	04-01-34	330,000	359,259
City of Detroit, GO	5.500	04-01-39	1,290,000	1,372,457
Detroit City School District School Building and Site Improvement, Series A, GO (C)	5.250	05-01-32	1,100,000	1,273,617
Detroit Downtown Development Authority Catalyst Development Project, Series A (C)	5.000	07-01-43	1,000,000	1,000,905
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,147,462
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	540,426
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	3.990	04-15-47	1,750,000	1,734,779
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	468,615
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	453,810
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,504,521
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,450,000	1,466,374
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,647,152
Oakland University Series B	5.000	03-01-34	615,000	692,703
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	3,000,000	3,098,612
Minnesota 0.2%				1,919,795
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	215,854
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	582,908
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	395,192
Minnesota Housing Finance Agency Series A	2.950	02-01-46	810,337	725,841
Mississippi 0.4%				4,480,809
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,007,234
Mississippi Development Bank Magnolia Regional Health Center Project (D)	4.000	10-01-41	1,000,000	852,528
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B (B)	5.000	08-01-41	1,395,000	1,575,385
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,045,662
Missouri 1.5%				15,908,558
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (C)	5.000	04-15-37	335,000	372,245
Health & Educational Facilities Authority of the State of Missouri Lake Regional Health System Obligated Group	4.000	02-15-34	250,000	244,664
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	$244,207
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,123,389
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	951,406
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,000,000	1,939,653
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	75,000	70,109
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	2,000,000	2,166,253
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,134,260
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,293,037
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	818,359
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,144,335
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	579,171
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	835,325
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (D)	5.000	09-01-38	2,000,000	1,986,455
Taney County Industrial Development Authority Big Cedar Infrastructure Project (D)	5.000	10-01-33	1,000,000	1,005,690
Montana 0.3%				3,041,308
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,041,308
Nebraska 0.6%				6,694,591
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	1,000,000	1,084,059
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,610,532
Nevada 0.9%				9,858,921
City of Henderson Series A-1, GO	4.000	06-01-36	1,000,000	1,044,034
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,034,974
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	803,048
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,530,828
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,090,807
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,400,000	2,355,230
New Hampshire 0.5%				5,665,944
New Hampshire Business Finance Authority Series A (D)	3.625	07-01-43	1,500,000	1,147,971
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	840,570
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	3.375	07-01-33	10,000	9,293
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	3.500	07-01-34	25,000	23,422
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-37	50,000	$50,770
New Hampshire Health and Education Facilities Authority Act Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,593,918
New Jersey 3.5%				38,059,333
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,515,000	2,529,011
County of Somerset Series A & C, GO	3.000	07-15-30	500,000	498,686
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,741,180
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,023,396
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,075,384
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,500,000	2,704,285
New Jersey Economic Development Authority Series SSS (B)	5.250	06-15-36	1,000,000	1,188,164
New Jersey Economic Development Authority Series SSS (B)	5.250	06-15-37	1,000,000	1,176,331
New Jersey Economic Development Authority Series SSS (B)	5.250	06-15-39	1,000,000	1,160,960
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,365,162
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,400,000	1,455,758
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	564,407
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,416,921
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	1,055,808
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,857,867
New Jersey Transportation Trust Fund Authority Series C (C)(E)	3.208	12-15-31	750,000	584,306
State of New Jersey, GO	2.000	06-01-29	2,470,000	2,275,429
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,230,000	2,271,621
Township of Union, GO	4.500	01-21-25	10,000,000	10,114,657
New Mexico 0.1%				1,065,943
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,040,984
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,959
New York 6.3%				69,437,172
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	623,684
Battery Park City Authority Series A	5.000	11-01-49	115,000	122,753
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,035,362
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	2,054,828
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (D)	4.000	11-01-41	250,000	210,696
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (D)	4.000	11-01-51	255,000	$197,352
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,371,121
City of New York Series F-1, GO	5.000	03-01-50	1,525,000	1,624,212
City of Yonkers Series F, GO (C)	5.000	11-15-28	250,000	277,078
City of Yonkers Series F, GO (C)	5.000	11-15-29	250,000	281,901
City of Yonkers Series F, GO (C)	5.000	11-15-30	275,000	313,600
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	347,572
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	293,610
City of Yonkers Series G, GO (C)	5.000	11-15-29	390,000	439,766
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	467,549
City of Yonkers Series G, GO (C)	5.000	11-15-31	430,000	498,186
County of Nassau Series B, GO (C)	5.000	07-01-37	635,000	682,015
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-33	150,000	175,324
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	232,067
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	288,490
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	899,850
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,537,213
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	2,000,000	1,954,903
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	2,014,173
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,312,506
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	522,888
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	5.000	03-01-28	350,000	376,768
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	1,100,000	1,105,925
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,925,000	3,123,220
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	513,550
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,080,041
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	330,000	333,730
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	246,028
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	329,946
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	1,710,000	1,743,891
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. World Trade Center, Class 2-3 (D)	5.150	11-15-34	2,500,000	$2,509,496
New York Power Authority Series A	4.000	11-15-45	365,000	361,344
New York State Dormitory Authority Garnet Health Medical Center (D)	5.000	12-01-40	1,000,000	970,261
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,295,000	2,400,676
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,450,000	2,502,141
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,112,468
New York State Dormitory Authority Series E	4.000	03-15-39	400,000	411,132
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	745,967
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,487,415
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	511,127
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	2,006,679
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	120,000	115,789
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,975,192
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	565,000	530,033
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,000,000	1,005,189
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,121,347
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,483,273
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	422,592
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,054,946
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	117,700
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	470,000	475,227
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	400,000	428,646
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,508,561
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,550,000	1,663,384
TSASC, Inc. Tobacco Settlement, Series B	5.000	06-01-24	4,850,000	4,845,633
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (D)	3.600	07-01-29	2,100,000	2,039,156
North Carolina 0.3%				3,351,148
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	1,060,000	1,179,784
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,171,364
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
North Dakota 0.1%				$1,030,340
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	744,285
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	265,000	286,055
Ohio 2.5%				27,726,361
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	883,636
City of Cleveland Series A, GO	5.000	12-01-44	575,000	631,330
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,082,796
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	949,474
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	864,568
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	935,156
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	738,004
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	700,000	656,628
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	509,510
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	512,246
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,129,985
Cuyahoga Falls City School District Certificates of Participation (C)	5.000	12-01-38	325,000	347,737
Jefferson County Port Authority JSW Steel Project, AMT (D)	5.000	12-01-53	3,550,000	3,604,177
Miami University Series A	5.000	09-01-33	1,055,000	1,218,171
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,960,274
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,471,879
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,009,384
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,061,421
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (D)	4.250	01-15-38	1,000,000	981,455
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	776,149
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	704,919
State of Ohio Portsmouth Bypass Project, AMT (C)	5.000	12-31-35	650,000	654,433
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,030,000	2,037,803
University of Cincinnati Series A	5.000	06-01-44	5,000	5,226
Oklahoma 1.1%				12,203,679
City of Oklahoma, GO	3.000	03-01-38	1,695,000	1,574,463
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,105,442
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,901,993
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,150,124
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	$529,912
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	1,475,000	1,477,765
Tulsa Authority for Economic Opportunity Vast Bank Project (D)	4.000	12-01-43	1,040,000	962,836
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,006,926
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	500,000	494,218
Oregon 0.6%				6,590,125
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,322,147
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	1,095,000	1,117,121
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	2,049,636
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	250,000	228,869
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	125,000	130,987
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	195,458
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,021,873
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	524,034
Pennsylvania 4.3%				46,512,430
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-42	1,250,000	1,397,829
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	1,000,000	1,113,413
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	729,356
Allentown Commercial And Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,325,000	3,444,055
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	383,119
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,021,869
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,313,757
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,270,594
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	580,000	555,177
Delaware County Authority Cabrini University	4.000	07-01-37	275,000	266,574
Delaware County Authority Cabrini University	5.000	07-01-42	125,000	126,550
Delaware County Authority Cabrini University	5.000	07-01-47	385,000	387,198
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,554,551
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,250,000	1,324,570
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	1,235,000	1,299,797
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Greater Greensburg Sewer Authority Series A (C)	5.000	03-15-30	110,000	$122,437
Greater Greensburg Sewer Authority Series B (C)	5.000	03-15-33	100,000	116,016
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	195,000	226,542
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	570,000	540,154
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,365,000	1,289,212
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,622,615
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,155,000	1,216,144
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,365,000	2,443,617
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (C)	5.000	12-31-57	2,000,000	2,106,299
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,000,000	2,091,285
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series A	5.000	08-15-42	600,000	617,264
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,062,075
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	282,146
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	286,626
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	290,219
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	294,225
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	291,310
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	150,000	175,496
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	292,089
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,642,873
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,280,542
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	679,703
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,270,000	1,351,256
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	230,000	220,474
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,065,092
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,580,000	1,743,661
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	3,425,000	3,699,208
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-29	250,000	275,441
Puerto Rico 1.5%				16,269,706
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	2.723	11-01-43	9,624,085	5,630,090
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A, GO (E)	3.999	07-01-24	13,810	$13,626
Puerto Rico Commonwealth Series A, GO (E)	4.770	07-01-33	109,001	70,105
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	83,016
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	73,701
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	62,219
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	82,219
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	83,151
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	95,741
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	98,664
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	99,610
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	99,577
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	3.765	07-01-31	2,989,000	2,270,355
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,007,937
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.275	07-01-51	1,400,000	336,468
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	5,163,227
Rhode Island 0.5%				5,884,781
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,350,000	1,457,390
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	325,000	329,068
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	500,000	505,259
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,199,856
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	350,000	389,980
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,000,000	2,003,228
South Carolina 1.0%				11,186,446
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	115,000	137,681
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	298,357
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	354,554
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	1,350,000	1,490,201
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,210,630
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,102,861
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	119,972
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	595,000	505,051
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (D)	6.250	06-01-40	1,000,000	664,384
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (D)	6.500	06-01-51	750,000	$454,160
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,575,020
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	315,000	359,635
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	254,642
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	659,298
Tennessee 3.1%				33,589,268
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	529,506
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	523,417
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	376,435
Johnson City Health & Educational Facilities Board Ballad Health, Series A	5.000	07-01-34	1,415,000	1,607,366
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,662,713
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-51	985,000	957,436
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,466,030
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,149,398
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,242,414
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,096,832
Metropolitan Government of Nashville & Davidson County Water and Sewer Revenue, Series A	4.000	07-01-46	2,000,000	1,973,785
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-29	2,000,000	2,169,202
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,763,177
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,777,844
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	973,131
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,029,730
Tennessee Energy Acquisition Corp. Gas Supply Revenue	4.000	11-01-49	5,275,000	5,290,852
Texas 7.5%				82,205,600
Alamo Community College District, GO	4.000	08-15-38	1,000,000	1,027,080
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	123,583
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	162,457
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	143,299
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	112,061
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	136,500
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	$136,335
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,080,082
Bexar County Hospital District CTFS Obligated, GO	5.000	02-15-48	1,000,000	1,080,517
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	309,763
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	512,405
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,004,355
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,320,736
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,389,603
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	335,000	331,841
City of Beaumont Series 2 (C)	4.000	09-01-47	500,000	483,176
City of Denton, GO	4.000	02-15-49	895,000	888,359
City of Denton, GO	5.000	02-15-43	1,425,000	1,445,293
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,655,441
City of Houston Series A, AMT	4.000	07-01-47	1,070,000	1,009,424
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,482,557
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,710,350
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	781,629
Clifton Higher Education Finance Corp. International Leadership of Texas	4.000	08-15-42	1,000,000	1,000,664
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	1,018,007
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-39	1,000,000	1,121,233
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,543,726
County of Fort Bend, GO	5.250	03-01-53	1,000,000	1,108,355
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	300,000	307,423
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	104,548
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-27	950,000	1,013,976
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,184,264
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	600,000	571,226
Gulf Coast Authority Series B	5.000	10-01-32	450,000	515,346
Gulf Coast Authority Series B	5.000	10-01-33	520,000	600,316
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	2,132,116
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	650,000	657,867
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-24	1,000,000	994,049
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	$625,418
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	780,000	814,594
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	764,345
Highway 380 Municipal Management District No. 1, GO (C)	4.000	05-01-45	50,000	47,123
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	295,000	286,364
Leander Municipal Utility District No. 1 Williamson County, GO (C)	4.250	08-15-33	180,000	184,148
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,036,213
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,100,000	1,093,246
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,847,645
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,440,000	2,386,178
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	335,000	361,173
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	350,000	377,191
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	750,000	810,414
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	205,000	222,936
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	230,000	257,153
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,098,635
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	860,000	888,912
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,089,650
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	1,750,000	1,850,382
Spring Independent School District School Building, GO	5.000	08-15-42	1,050,000	1,082,692
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,482,762
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	669,753
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,108,608
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	925,143
Texas Municipal Gas Acquisition & Supply Corp. IV Series B	5.500	01-01-54	10,000,000	11,104,020
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,648,607
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,406,425
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	544,103
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	991,805
Utah 0.8%				9,102,772
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,185,437
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,122,981
University of Utah Series B	5.250	08-01-48	1,015,000	1,148,084
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	972,927
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	567,215
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	397,596
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	$107,898
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	109,845
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	111,655
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	113,281
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	100,000	114,829
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	116,633
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,034,391
Vermont 0.4%				4,637,510
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	496,093
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	572,276
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,510,000	2,484,737
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	1,000,000	1,084,404
Virgin Islands 0.8%				8,556,567
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,526,374
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,933,673
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,096,520
Virginia 2.2%				24,064,105
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,747,413
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,102,157
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,010,298
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,000,000	1,003,334
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,836,526
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,574,220
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,003,334
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,023,455
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,712,680
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	683,183
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	810,422
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	3,017,281
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	125,000	120,182
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	902,894
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	$1,512,676
Williamsburg Economic Development Authority William & Mary Project, Series A (C)	4.375	07-01-63	1,000,000	1,000,716
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	1,000,000	1,003,334
Washington 1.2%				12,763,109
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	1,005,000	1,040,177
County of King Sewer Revenue	5.000	07-01-49	1,950,000	2,024,898
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,096,701
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,684,195
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,564,966
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	332,363
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	364,743
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	532,151
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	100,000	109,244
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	150,000	163,425
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	1,852,601
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	959,301	900,205
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (D)	6.125	07-01-53	1,000,000	1,097,440
West Virginia 0.7%				7,791,734
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	707,834
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,216,928
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,178,600
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	1,000,000	1,090,079
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,598,293
Wisconsin 2.7%				29,080,131
County of Waushara Series A	4.500	06-01-27	1,200,000	1,221,149
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,050,000	993,331
Public Finance Authority A Challenge Foundation Academy (D)	6.875	07-01-53	50,000	51,580
Public Finance Authority CHF Manoa LLC, Series A (D)	5.250	07-01-38	1,000,000	1,063,783
Public Finance Authority CHF Manoa LLC, Series A (D)	5.500	07-01-43	1,000,000	1,057,749
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,516,117
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	730,599
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Lenoir Rhyne University	5.000	04-01-32	1,335,000	$1,438,988
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (D)	5.250	05-15-42	2,610,000	2,455,296
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	210,000	211,744
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,013,412
Public Finance Authority Viticus Group Project, Series A (D)	4.000	12-01-41	500,000	416,178
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,040,391
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,868,065
State of Wisconsin Series 1, GO (B)	5.000	05-01-33	1,900,000	2,179,052
State of Wisconsin Series 1, GO (B)	5.000	05-01-34	1,625,000	1,886,737
State of Wisconsin Series 1, GO (B)	5.000	05-01-35	1,000,000	1,170,804
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,984,756
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	883,512
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,000,000	858,920
Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	250,000	167,894
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	15,000	15,283
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	854,791
Wyoming 0.4%				4,325,958

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,720,000	4,325,958
Corporate bonds 0.3%				$2,968,461
(Cost $4,501,854)
Health care 0.2%				2,293,560
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	2,293,560
Industrials 0.1%				674,901
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (D)	3.797	12-31-57	1,000,000	674,901

	Shares	Value
Closed-end funds 0.2%		$2,274,460
(Cost $2,195,262)
BlackRock Municipal Income Trust	75,000	771,000
BlackRock MuniYield Fund, Inc.	125,000	1,395,000
PIMCO Municipal Income Fund III	14,500	108,460

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

	Yield (%)	Shares	Value
Short-term investments 0.4%			$4,383,466
(Cost $4,383,546)
Short-term funds 0.4%
John Hancock Collateral Trust (F)	5.2759(G)	438,329	4,383,466
Total investments (Cost $1,076,857,694) 100.3%			$1,096,452,608
Other assets and liabilities, net (0.3%)			(3,708,619)
Total net assets 100.0%			$1,092,743,989

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.6
Build America Mutual Assurance Company	3.8
National Public Finance Guarantee Corp.	0.4
Assured Guaranty Corp.	0.2
California Mortgage Insurance	0.1

TOTAL	10.1

The fund had the following sector composition as a percentage of net assets on 2-29-24:
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.7%
Health care	17.0%
Education	10.0%
Development	7.6%
Airport	6.5%
Transportation	6.3%
Utilities	4.6%
Water and sewer	4.1%
Housing	2.3%
Tobacco	1.5%
Pollution	1.1%
Facilities	0.4%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.1%
TOTAL	100.0%
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$1,086,826,221	—	$1,086,826,221	—
Corporate bonds	2,968,461	—	2,968,461	—
Closed-end funds	2,274,460	$2,274,460	—	—
Short-term investments	4,383,466	4,383,466	—	—
Total investments in securities	$1,096,452,608	$6,657,926	$1,089,794,682	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	438,329	$9,952,545	$262,244,763	$(267,817,055)	$2,048	$1,165	$417,115	—	$4,383,466
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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